Commitments and Contingencies (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Capital commitment for purchase of property, plant and equipment
Commitments and contingencies
Purchase obligations	$ 802,940	¥ 5,213,968	¥ 26,939,788
Purchase obligation for corn
Commitments and contingencies
Purchase obligations		¥ 0	¥ 179,400,000